Exhibit 99.7 Schedule 2

TPR Firm:		Report Date:	12/8/2025
Client Name:	PRP VI AIV Holdings, LLC	Report:	Final Tape Compare
Deal Name:	PRPM 2025-NQM6	Loans in report:	2

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data